NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	52,787,856	1,009,642	54,253,895	50,745,471
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	29,533,282	0	29,533,282	29,533,282
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	20,452,155	774,800	17,137,358	18,915,358
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,802,419	234,842	7,583,255	2,296,831